Subsequent Events - Additional Information (Detail) - USD ($)	Jan. 26, 2022	Jun. 29, 2021	Sep. 30, 2021	Jul. 02, 2021	Jun. 30, 2021	Mar. 02, 2021
Subsequent Event [Line Items]
Common stock, shares outstanding			38,427
Common Class B [Member]
Subsequent Event [Line Items]
Common stock, shares outstanding			6,250,000		6,250,000	5,750,000
Common stock, par value			$ 0.0001			$ 0.0001
Common Class B [Member] | Founder [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		575,000
Common stock, shares outstanding		6,325,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Share Price				$ 10.00
Subsequent Event [Member] | Conversion of Class A Ordinary Shares to Common Stock [Member]
Subsequent Event [Line Items]
Common stock, par value	$ 0.0001
Common Stock, Conversion Basis	one-for-one
Common Stock, Voting Rights	one
Subsequent Event [Member] | Conversion of Class B Ordinary Shares to Common Stock [Member]
Subsequent Event [Line Items]
Common stock, par value	$ 0.0001
Common Stock, Conversion Basis	one-for-one
Subsequent Event [Member] | Akili Business Combination [Member]
Subsequent Event [Line Items]
Common stock, par value	$ 0.0001
Common Stock, Capital Shares Reserved for Future Issuance	60,000,000
Subsequent Event [Member] | Akili Business Combination [Member] | Earnout Shares [Member]
Subsequent Event [Line Items]
Percentage of Aggregate Number of Common Stock Deposited in Escrow Account	7.50%
Number Of Trading Days For Determining The Share Price	20 days
Number Of Consecutive Trading Days For Determining The Share Price	30 days
Subsequent Event [Member] | Akili Business Combination [Member] | Earnout Shares [Member] | Earnout Shares Tranche One [Member]
Subsequent Event [Line Items]
Share Price	$ 15.00
Subsequent Event [Member] | Akili Business Combination [Member] | Earnout Shares [Member] | Earnout Shares Tranche Two [Member]
Subsequent Event [Line Items]
Share Price	20.00
Subsequent Event [Member] | Akili Business Combination [Member] | Earnout Shares [Member] | Earnout Shares Tranche Three [Member]
Subsequent Event [Line Items]
Share Price	$ 30.00
Subsequent Event [Member] | Common Class B [Member] | Founder [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		575,000
Common stock, shares outstanding		6,325,000
Subsequent Event [Member] | Over-Allotment Option [Member] | Common Class B [Member] | Founder [Member]
Subsequent Event [Line Items]
Common stock, shares outstanding		825,000
Subsequent Event [Member] | P I P E Investment [Member]
Subsequent Event [Line Items]
Common Stock, Shares Subscribed but Unissued	16,200,000
Common Stock, Value, Subscriptions	$ 162,000,000
Subsequent Event [Member] | Sponsor Related PIPE Investors [Member]
Subsequent Event [Line Items]
Common Stock, Value, Subscriptions	$ 135,400,000